3. Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Inventories Tables
Inventories consist
Inventories consist of:	September 30, 2015	December 31, 2014
Materials	$468,578	$332,804
Work in process	22,383	––
Finished goods (including $142,600 and $85,600 held by customers at September 30, 2015 and December 31, 2014, respectively)	896,848	1,391,703
Total	$1,387,809	$1,724,507

	2013	2014
Materials	$440,723	$332,804
Finished goods (including $304,500 and $85,600 held by customers at December 31, 2013 and 2014, respectively)	1,273,358	1,391,703
Total	$1,714,081	$1,724,507